Income taxes (Details Narrative) - MiX Telematics Limited [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance on tax losses that will not be realized	$ 1.2	$ 0.2
Cumulative tax losses	5.7	0.7
Valuation allowance decreased	0.9	0.3
Tax loss carryforwards	$ 5.9	8.7
THAILAND
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax loss carryforwards		$ 0.4
Weighted Average [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Weighted average tax rate	71.40%	65.10%